Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Financing receivables,net [Abstract]
Schedule of accounts receivable, net
	December 31,
	2017	2018
	RMB	RMB

Accounts receivable, gross	161,300	206,772
Less: allowance for doubtful receivables	(7,356)	(8,344)

Accounts receivable, net	153,944	198,428

Summary of allowance for doubtful accounts
The following table summarizes the details of the
Group’s
allowance for doubtful accounts:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Balance at the beginning of the year	(58,791)	(55,220)	(7,356)
Reversals (additions) charged to general and administrative expenses, net	3,571	(3,049)	(1,198)
Write-off during the year	-	50,913	210

Balance at the end of the year	(55,220)	(7,356)	(8,344)